Quarterly Report
September 30, 2023
MFS®  Research Series
MFS® Variable Insurance Trust
VFR-Q3

Portfolio of Investments
9/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.5%
Aerospace & Defense – 3.7%
Boeing Co. (a)	25,065	$4,804,459
General Dynamics Corp.	20,074	4,435,752
Honeywell International, Inc.	38,424	7,098,450
Howmet Aerospace, Inc.	90,843	4,201,489
Leidos Holdings, Inc.	33,928	3,126,804
RTX Corp.	16,436	1,182,899
		$24,849,853
Alcoholic Beverages – 0.6%
Constellation Brands, Inc., “A”	16,279	$4,091,401
Apparel Manufacturers – 0.7%
NIKE, Inc., “B”	51,672	$4,940,877
Automotive – 0.3%
Aptiv PLC (a)	23,752	$2,341,710
Broadcasting – 0.9%
Walt Disney Co. (a)	73,071	$5,922,404
Brokerage & Asset Managers – 1.9%
Charles Schwab Corp.	116,403	$6,390,525
CME Group, Inc.	32,179	6,442,879
		$12,833,404
Business Services – 2.0%
Accenture PLC, “A”	35,355	$10,857,874
Tyler Technologies, Inc. (a)	6,772	2,614,940
		$13,472,814
Cable TV – 0.7%
Cable One, Inc.	7,292	$4,489,247
Computer Software – 12.3%
Cadence Design Systems, Inc. (a)	36,103	$8,458,933
Microsoft Corp. (s)	181,879	57,428,294
NICE Systems Ltd., ADR (a)	17,355	2,950,350
Palo Alto Networks, Inc. (a)	12,796	2,999,894
Salesforce, Inc. (a)	53,423	10,833,116
		$82,670,587
Computer Software - Systems – 5.4%
Apple, Inc. (s)	144,838	$24,797,714
Constellation Software, Inc.	2,934	6,057,163
ServiceNow, Inc. (a)	10,070	5,628,727
		$36,483,604
Construction – 2.5%
AZEK Co., Inc. (a)	92,982	$2,765,285
Masco Corp.	61,143	3,268,093
Sherwin-Williams Co.	17,910	4,567,945
Summit Materials, Inc., “A” (a)	116,819	3,637,744
Vulcan Materials Co.	14,532	2,935,755
		$17,174,822

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 1.3%
Colgate-Palmolive Co.	62,324	$4,431,859
International Flavors & Fragrances, Inc.	28,718	1,957,706
Kenvue, Inc.	123,848	2,486,868
		$8,876,433
Consumer Services – 0.2%
Bright Horizons Family Solutions, Inc. (a)	18,828	$1,533,729
Electrical Equipment – 1.3%
Johnson Controls International PLC	104,600	$5,565,766
TE Connectivity Ltd.	26,428	3,264,651
		$8,830,417
Electronics – 5.3%
Applied Materials, Inc.	58,283	$8,069,281
Lam Research Corp.	8,780	5,503,041
Marvell Technology, Inc.	71,758	3,884,260
NVIDIA Corp.	24,059	10,465,424
NXP Semiconductors N.V.	40,691	8,134,945
		$36,056,951
Energy - Independent – 4.1%
ConocoPhillips	102,668	$12,299,626
Diamondback Energy, Inc.	28,152	4,360,182
Hess Corp.	47,273	7,232,769
Valero Energy Corp.	28,425	4,028,107
		$27,920,684
Food & Beverages – 2.3%
Hostess Brands, Inc. (a)	54,984	$1,831,517
Mondelez International, Inc.	82,452	5,722,169
Oatly Group AB, ADR (a)(l)	600,980	538,538
PepsiCo, Inc.	45,445	7,700,201
		$15,792,425
Gaming & Lodging – 0.6%
Marriott International, Inc., “A”	19,281	$3,789,873
General Merchandise – 0.7%
Dollar General Corp.	22,390	$2,368,862
Five Below, Inc. (a)	14,692	2,363,943
		$4,732,805
Health Maintenance Organizations – 1.3%
Cigna Group	30,342	$8,679,936
Insurance – 3.0%
Aon PLC	24,132	$7,824,077
Chubb Ltd.	41,859	8,714,207
Willis Towers Watson PLC	16,797	3,509,901
		$20,048,185
Internet – 8.5%
Alphabet, Inc., “A” (a)(s)	240,040	$31,411,634
Alphabet, Inc., “C” (a)	62,161	8,195,928
Gartner, Inc. (a)	11,580	3,979,004
Meta Platforms, Inc., “A” (a)	45,339	13,611,221
		$57,197,787

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 0.7%
Electronic Arts, Inc.	36,683	$4,416,633
Machinery & Tools – 2.0%
Eaton Corp. PLC	17,190	$3,666,283
Ingersoll Rand, Inc.	41,129	2,620,740
Regal Rexnord Corp.	16,926	2,418,387
Wabtec Corp.	47,362	5,033,160
		$13,738,570
Major Banks – 3.7%
JPMorgan Chase & Co. (s)	91,903	$13,327,773
Morgan Stanley	76,406	6,240,078
PNC Financial Services Group, Inc.	41,471	5,091,395
		$24,659,246
Medical & Health Technology & Services – 1.5%
ICON PLC (a)	17,388	$4,281,795
McKesson Corp.	13,014	5,659,138
		$9,940,933
Medical Equipment – 5.0%
Agilent Technologies, Inc.	48,798	$5,456,592
Becton, Dickinson and Co.	20,421	5,279,441
Boston Scientific Corp. (a)	130,291	6,879,365
Envista Holdings Corp. (a)	86,893	2,422,577
Masimo Corp. (a)	10,413	913,012
Medtronic PLC	90,714	7,108,349
STERIS PLC	26,113	5,729,714
		$33,789,050
Network & Telecom – 0.8%
Equinix, Inc., REIT	7,046	$5,117,228
Oil Services – 0.5%
Schlumberger Ltd.	61,896	$3,608,537
Other Banks & Diversified Financials – 3.8%
Moody's Corp.	10,839	$3,426,967
Northern Trust Corp.	50,892	3,535,976
Visa, Inc., “A”	80,423	18,498,094
		$25,461,037
Pharmaceuticals – 6.2%
AbbVie, Inc.	28,506	$4,249,104
Eli Lilly & Co.	18,866	10,133,495
Johnson & Johnson	60,706	9,454,960
Pfizer, Inc.	189,048	6,270,722
Vertex Pharmaceuticals, Inc. (a)	22,052	7,668,362
Zoetis, Inc.	23,866	4,152,207
		$41,928,850
Railroad & Shipping – 0.8%
Canadian Pacific Kansas City Ltd.	75,375	$5,608,654
Real Estate – 0.8%
Extra Space Storage, Inc., REIT	27,012	$3,284,119
Jones Lang LaSalle, Inc. (a)	13,167	1,858,917
		$5,143,036

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 1.2%
Starbucks Corp.	57,293	$5,229,132
Wendy's Co.	124,965	2,550,536
		$7,779,668
Specialty Chemicals – 1.8%
Air Products & Chemicals, Inc.	18,243	$5,170,066
Corteva, Inc.	26,649	1,363,363
DuPont de Nemours, Inc.	77,421	5,774,832
		$12,308,261
Specialty Stores – 6.2%
Amazon.com, Inc. (a)(s)	196,447	$24,972,343
Home Depot, Inc.	29,377	8,876,554
Ross Stores, Inc.	40,002	4,518,226
Target Corp.	29,907	3,306,817
		$41,673,940
Telecommunications - Wireless – 1.5%
SBA Communications Corp., REIT	42,308	$8,468,792
T-Mobile USA, Inc.	11,597	1,624,160
		$10,092,952
Tobacco – 0.6%
Philip Morris International, Inc.	46,515	$4,306,359
Utilities - Electric Power – 2.8%
Alliant Energy Corp.	70,120	$3,397,314
Duke Energy Corp.	50,646	4,470,016
NextEra Energy, Inc.	64,878	3,716,861
PG&E Corp. (a)	272,446	4,394,554
PPL Corp.	114,111	2,688,455
		$18,667,200
Total Common Stocks		$670,970,102
	Strike Price	First Exercise
Warrants – 0.0%
Computer Software - Systems – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a)	CAD 11.5	N/A	2,981	$0

Investment Companies (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 5.4% (v)	3,569,918	$3,570,631
Collateral for Securities Loaned – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.35% (j)	211,923	$211,923
Securities Sold Short – (0.3)%
Telecommunications - Wireless – (0.3)%
Crown Castle, Inc., REIT	(23,778)	$(2,188,289)

Other Assets, Less Liabilities – 0.3%		2,161,199
Net Assets – 100.0%		$674,725,566
(a)	Non-income producing security.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,570,631 and $671,182,025, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
At September 30, 2023, the fund had cash collateral of $5,081 and other liquid securities with an aggregate value of $8,624,360 to cover any collateral or margin obligations for securities sold short.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service.
Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$656,353,935	$—	$—	$656,353,935
Canada	11,665,817	0	—	11,665,817
Israel	2,950,350	—	—	2,950,350
Mutual Funds	3,782,554	—	—	3,782,554
Total	$674,752,656	$0	$—	$674,752,656
Securities Sold Short	$(2,188,289)	$—	$—	$(2,188,289)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Securities Lending Collateral
At September 30, 2023, the value of securities loaned was $230,005. These loans were collateralized by cash of $211,923 and U.S. Treasury Obligations (held by the lending agent) of $40,585.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$7,722,089	$67,312,189	$71,463,904	$1,603	$(1,346)	$3,570,631
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$241,968	$—